Intellectual Property (Details) - USD ($)		12 Months Ended
		Aug. 31, 2020	Aug. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Balance - beginning		$ 265,127	$ 146,538
Addition		33,645	122,982
Amortization	[1]	(6,772)	(4,393)
Balance - ending		$ 292,000	$ 265,127

[1]	The patents are amortized over their legal life of 20 years.